UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05570

        Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.7% (2.9% of Total Investments)
$ 4,050	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 6.125%, 12/01/16	6/10 at 102.00	A–	$4,115,367
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C:
1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	AA	1,381,030
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	AA	3,828,776
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds. Ascension Health, Series 2006D,	11/16 at 100.00	AA	5,740,664
	5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa1	5,707,200
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa1	1,121,211
12,000	Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer Revenue Bonds,	1/17 at 100.00	AA	10,698,960
	4.500%, 1/01/43 – AMBAC Insured (UB)
2,890	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International	6/15 at 100.00	BBB	2,443,495
	Paper Company, Series 2005A, 5.000%, 6/01/25
5,020	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Series 2002,	6/12 at 101.00	A+	5,070,802
	5.250%, 6/01/18
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,101,230
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)

43,695	Total Alabama			41,208,735

	Alaska – 2.0% (1.2% of Total Investments)
	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 (Pre-refunded 9/01/13) – FGIC Insured (5)	9/13 at 100.00	AA (4)	2,198,560
2,035	5.250%, 9/01/18 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA (4)	2,237,035
5,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	5,344,350
	Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	7,952,910
	Series 2006A, 5.000%, 6/01/32

19,535	Total Alaska			17,732,855

	Arizona – 1.3% (0.8% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB	473,705
660	5.250%, 12/01/25	12/15 at 100.00	BBB	619,219
2,910	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	1/09 at 100.00	Aaa	2,927,955
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
4,100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA–	3,424,033
	5.000%, 12/01/37
4,130	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/18 –	6/12 at 100.00	AA	4,283,719
	AMBAC Insured

12,300	Total Arizona			11,728,631

	Arkansas – 0.9% (0.5% of Total Investments)
480	Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds, Series 2000, 5.650%, 12/01/25	12/10 at 100.00	AA (4)	515,832
	(Pre-refunded 12/01/10) – AMBAC Insured
5,245	University of Arkansas, Fayetteville, Athletic Facilities Revenue Bonds, Razorback Stadium,	9/09 at 100.00	Aa3	5,361,754
	Series 1999, 5.050%, 9/15/20 – AMBAC Insured
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	1,865,740
	Series 2005B, 5.000%, 2/01/25

7,725	Total Arkansas			7,743,326

	California – 20.7% (12.7% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AA	4,816,752
	2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A	8,658,800
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
4,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	Aaa	4,492,760
	5/01/15 (Pre-refunded 5/01/12)
5,400	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	5,394,114
	Series 2008, 4.750%, 10/01/28 (UB)
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,468,335
	2006, 5.000%, 11/01/30
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
3,700	5.000%, 3/01/28	3/13 at 100.00	A	3,548,189
7,000	5.000%, 3/01/33	3/13 at 100.00	A	6,531,000
5,425	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	5,587,316
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
8,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	8,332,047
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	7,873,945
	Series 2006, 5.000%, 4/01/37
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,836,361
	5.000%, 11/15/42 (UB)
11,395	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A	12,227,177
	1993E, 5.500%, 6/01/15
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	BBB+	1,519,247
2,730	5.000%, 7/01/39	7/15 at 100.00	BBB+	2,358,256
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	5,133,150
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	4,216,700
	Option Bond Trust 2708, 13.370%, 11/15/48 (IF)
4,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA+	4,413,760
	California, General Obligation Bonds, Series 2004:
2,000	5.125%, 2/01/25	2/14 at 100.00	A+	2,022,420
10,000	5.125%, 2/01/26	2/14 at 100.00	A+	10,092,900
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	3,555,016
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA	1,808,518
	2006B, 0.000%, 8/01/26 – MBIA Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
7,000	5.000%, 6/01/33	6/17 at 100.00	BBB	5,484,570
2,000	5.750%, 6/01/47	6/17 at 100.00	BBB	1,642,600
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,154,650
	11/01/24 – FSA Insured
5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	5,236,267
	FGIC Insured (Alternative Minimum Tax)
930	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	AAA	1,191,990
18,480	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	23,399,930
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	5,619,550
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
2,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Series	7/12 at 100.00	A+	1,971,060
	2002, 5.000%, 7/15/27 – FGIC Insured
3,700	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	AA	3,727,750
	5.000%, 8/15/22 – MBIA Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa3	378,464
445	5.000%, 9/01/23	9/15 at 102.00	Baa3	412,252
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	AA	3,450,510
	MBIA Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,450	0.000%, 1/15/31 – MBIA Insured	No Opt. Call	AA	2,629,534
7,150	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	AA	1,688,044
50,400	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	AA	10,443,384
24,025	0.000%, 1/15/36 – MBIA Insured	No Opt. Call	AA	4,399,218

262,550	Total California			180,716,536

	Colorado – 4.9% (3.0% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA–	2,572,925
	2004, 5.000%, 12/01/21 – FGIC Insured
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	A	693,229
	School, Series 2005, 5.125%, 9/15/20 – XLCA Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,937,065
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	952,470
	5.000%, 9/01/25
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	744,456
	5.000%, 3/01/25
130	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997B-2,	11/08 at 105.00	Aaa	132,573
	7.000%, 5/01/26 (Alternative Minimum Tax)
110	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997C-2,	11/08 at 105.00	Aaa	111,854
	6.875%, 11/01/28 (Alternative Minimum Tax)
490	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2,	4/10 at 105.00	AA	524,334
	7.250%, 10/01/31 (Alternative Minimum Tax)
8,385	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	9,081,877
	(Alternative Minimum Tax)
19,810	Denver, Colorado, Excise Tax Revenue Bonds, Convention Center, Series 2001A, 5.500%, 9/01/18	3/11 at 100.00	AAA	21,230,179
	(Pre-refunded 3/01/11) – FSA Insured
20,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	AA	4,689,170
	MBIA Insured
28	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	29,849
	1992A-2, 8.750%, 6/01/11

56,568	Total Colorado			42,699,981

	Connecticut – 0.5% (0.3% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,188,929
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	AA	2,303,671
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – MBIA Insured

4,240	Total Connecticut			4,492,600

	District of Columbia – 3.8% (2.3% of Total Investments)
4,460	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	12/08 at 100.00	AAA	4,524,625
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – MBIA Insured	No Opt. Call	AA	10,816,405
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
14,105	0.000%, 4/01/24 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 47.66	AA (4)	6,195,762
7,625	0.000%, 4/01/25 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 44.82	AA (4)	3,150,269
16,665	0.000%, 4/01/32 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 29.23	AA (4)	4,490,551
2,130	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AA	1,537,306
	Revenue Bonds, Series 2007, Residuals 1606, 8.249%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington DC Convention Center Authority, Dedicated Tax Revenue Bonds, Residual Series	10/16 at 100.00	AA	2,407,003
	1730, 1731, 1736, 5.609%, 10/01/30 – AMBAC Insured (IF)

57,825	Total District of Columbia			33,121,921

	Florida – 5.9% (3.6% of Total Investments)
4,225	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A2	4,064,830
	Series 2005, 5.000%, 4/01/24
8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AA	8,104,400
	Series 2003A, 5.375%, 10/01/16 – MBIA Insured (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	5,126,004
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	AA	17,881,650
	4.500%, 7/01/33 – AMBAC Insured
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A1 (4)	5,484,550
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	6,491,807
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AA	1,800,922
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aaa	2,405,780
	8/01/22 – FSA Insured

53,445	Total Florida			51,359,943

	Georgia – 1.7% (1.0% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AA	2,716,849
	Building, Series 2004, 5.250%, 5/01/24 – MBIA Insured
6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003,	1/14 at 100.00	AAA	6,310,585
	5.250%, 1/01/20 – FSA Insured
4,845	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA	5,565,161
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured

13,495	Total Georgia			14,592,595

	Hawaii – 1.2% (0.7% of Total Investments)
10,000	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 – MBIA Insured	9/13 at 100.00	AA	10,454,400

	Idaho – 0.8% (0.5% of Total Investments)
5,000	Boise City, Idaho, Airport Revenue Certificates of Participation, Series 2000, 5.500%, 9/01/25 –	9/10 at 100.00	A1	4,875,500
	FGIC Insured (Alternative Minimum Tax)
2,185	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	1,889,938
	Hospital, Series 2006, 5.250%, 9/01/30

7,185	Total Idaho			6,765,438

	Illinois – 12.2% (7.5% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 – FGIC Insured	No Opt. Call	AA–	6,158,014
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	5,412,400
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AA–	4,290,156
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	AA–	7,624,500
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	AA–	4,490,600
26,350	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	29,120,176
	Series 2006, 5.000%, 12/01/35 (UB)
110	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	9/08 at 104.00	Aaa	113,889
	1997B, 6.950%, 9/01/28 (Alternative Minimum Tax)
8,740	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois	8/08 at 100.00	AA	8,739,825
	Power Company, Series 1994A, 5.700%, 2/01/24 – MBIA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,050	5.250%, 11/15/22	5/14 at 100.00	A	1,021,125
3,000	5.250%, 11/15/23	5/14 at 100.00	A	2,901,780
985	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	876,837
1,225	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa3	1,110,475
	5.500%, 5/15/32
9,820	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/08 at 100.50	AA	9,979,084
	5.250%, 8/01/27 – AMBAC Insured
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	AA–	971,170
	Revenue Bonds, Series 2005B, 5.250%, 1/01/30
10,040	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A1	7,544,859
	Project, Series 1992A, 0.000%, 6/15/15 – FGIC Insured
9,200	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	9,556,960
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	3,777,420
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
3,000	Upper Illinois River Valley Development Authority, Healthcare Facilities Revenue Bonds, Morris	12/11 at 101.00	BBB+	3,108,750
	Hospital, Series 2001, 6.625%, 12/01/31

131,540	Total Illinois			106,798,020

	Indiana – 1.2% (0.8% of Total Investments)
2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004,	8/14 at 100.00	AAA	2,065,711
	5.000%, 8/01/22 – FSA Insured
7,965	Wawasee Community School Corporation, Indiana, First Mortgage Bonds, New Elementary and	1/12 at 101.00	AA+ (4)	8,789,935
	Remodeling Building Corporation, Series 2000, 5.750%, 1/15/20 (Pre-refunded 1/15/12)

9,970	Total Indiana			10,855,646

	Iowa – 1.6% (1.0% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	2,037,360
	6.250%, 7/01/25
3,570	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AAA	4,304,492
	Corporation, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)
10,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,781,600
	5.500%, 6/01/42

15,570	Total Iowa			14,123,452

	Kansas – 0.7% (0.4% of Total Investments)
6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%,	3/14 at 100.00	AAA	6,222,870
	3/01/21 (UB)

	Kentucky – 0.9% (0.5% of Total Investments)
3,770	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AA+	3,840,424
	Series 2005B, 5.000%, 7/01/24 – AMBAC Insured
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	Aa3	1,262,417
1,270	5.000%, 6/01/20 – AMBAC Insured	6/14 at 100.00	Aa3	1,315,695
1,335	5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aa3	1,376,772

7,585	Total Kentucky			7,795,308

	Louisiana – 3.8% (2.3% of Total Investments)
2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AA (4)	3,175,193
	Bonds, Series 2002, 5.250%, 12/01/19 (Pre-refunded 12/01/12) – AMBAC Insured
170	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000A, 7.450%,	9/09 at 101.00	Aaa	176,426
	12/01/31 (Alternative Minimum Tax)
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care Corporation
	Project, Series 1994:
555	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	679,681
4,950	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	6,061,226
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	1,935,080
	Lady Health System, Series 2005A, 5.250%, 8/15/31
5,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	5,444,924
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AA–	1,202,628
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA–	2,212,343
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AA–	2,490,775
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
930	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	876,944
10,105	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA–	8,968,490

33,335	Total Louisiana			33,223,710

	Maryland – 1.0% (0.6% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BBB–	2,013,880
	9/01/27 – XLCA Insured
3,560	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA	3,242,484
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured (UB)
3,600	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	3,621,348
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

9,360	Total Maryland			8,877,712

	Massachusetts – 4.0% (2.5% of Total Investments)
840	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	851,382
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
7,900	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	8,345,797
1,260	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	1,331,102
8,505	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,	1/11 at 100.00	AA	8,301,901
	5.850%, 7/01/35 – AMBAC Insured (Alternative Minimum Tax)
2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	2,796,383
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
3,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond	8/16 at 100.00	AAA	2,261,155
	Trust 2847, 9.673%, 8/01/36 (IF)
5,960	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25 –	8/17 at 100.00	AA	6,207,221
	MBIA Insured
1,380	Massachusetts Water Resources Authority, General Revenue Bonds, Tender Option Bond Trust 2848,	2/17 at 100.00	AAA	807,852
	9.722%, 8/01/46 – FSA Insured (IF)
3,820	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	A (4)	4,118,800
	(Pre-refunded 1/01/14) – FGIC Insured

35,740	Total Massachusetts			35,021,593

	Michigan – 4.0% (2.5% of Total Investments)
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,565	5.250%, 4/01/22 – XLCA Insured	4/13 at 100.00	BBB	3,459,868
1,275	5.250%, 4/01/23 – XLCA Insured	4/13 at 100.00	BBB	1,228,195
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	2,774,580
	6.000%, 7/01/35
6,600	Michigan Housing Development Authority, Limited Obligation Multifamily Mortgage Revenue	1/09 at 101.00	AAA	6,686,460
	Refunding Bonds, Forest Hills Regency Square Project, Series 1999A, 5.750%, 7/01/29
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AA	10,224,400
	5.000%, 10/15/23 – MBIA Insured
4,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	3,913,480
	2006A, 5.000%, 12/01/31 (UB)
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	650,310
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D,	12/12 at 100.00	A2	6,259,836
	5.500%, 12/01/19 – FGIC Insured (Alternative Minimum Tax)

35,680	Total Michigan			35,197,129

	Minnesota – 5.0% (3.0% of Total Investments)
13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A–	13,069,193
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine	2/14 at 100.00	A– (4)	2,202,960
	Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22 (Pre-refunded 2/15/14)
	Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
	Project, Series 2001A:
1,000	6.150%, 8/20/31	8/11 at 105.00	Aaa	1,064,780
2,000	6.200%, 2/20/43	8/11 at 105.00	Aaa	2,119,280
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/08 at 101.00	AAA	91,941
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – MBIA Insured
1,335	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	4/16 at 100.00	A2	1,334,907
	Series 2006-6I, 5.000%, 4/01/23
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,516,410
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,542,358
	Series 2005, 6.000%, 11/15/25
17,370	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	20,472,803
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

40,490	Total Minnesota			43,414,632

	Mississippi – 0.8% (0.5% of Total Investments)
6,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	6,762,869
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)

	Missouri – 1.7% (1.1% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,940,180
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	475,355
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	BBB+	1,615,064
1,260	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,055,502
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA	1,548,165
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
1,500	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA (4)	1,615,590
4,150	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA (4)	4,455,648
165	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/08 at 104.00	AAA	168,137
	Homeownership Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative Minimum Tax)
2,220	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/09 at 103.00	AAA	2,248,349
	Loan Program, Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)

14,860	Total Missouri			15,121,990

	Nebraska – 0.2% (0.1% of Total Investments)
1,815	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AAA	1,718,261
	2, Series 2006A, Residuals 1508-2, 12.189%, 2/01/49 – AMBAC Insured (IF)

	Nevada – 4.2% (2.6% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AA (4)	11,397,805
	(Pre-refunded 6/15/12) – MBIA Insured
15,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AA+ (4)	16,017,000
	Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,425	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AA	1,070,084
12,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AA	7,961,160

43,835	Total Nevada			36,446,049

	New Hampshire – 0.0% (0.0% of Total Investments)
405	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds,	1/09 at 100.00	Aa2	410,913
	Series 1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)

	New Jersey – 9.1% (5.6% of Total Investments)
10,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District	1/10 at 100.00	AAA	10,421,107
	Project, Series 1999B, 5.625%, 1/01/26 – FSA Insured
8,000	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue	10/10 at 100.00	A1 (4)	8,601,600
	Bonds, County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded
	10/01/10) – FGIC Insured
500	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	Baa3	466,970
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24	9/15 at 100.00	AA–	3,801,566
2,000	5.250%, 9/01/26	9/15 at 100.00	AA–	2,069,200
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	764,216
	University Hospital, Series 2007, 5.750%, 7/01/37
3,890	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/08 at 100.75	Aaa	3,889,728
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
5,410	5.500%, 6/15/20 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	6,002,828
9,250	5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	10,263,615
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	4,148,029
	5.250%, 12/15/20
	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA	4,455,035
7,585	6.000%, 1/01/14 – MBIA Insured (ETM)	No Opt. Call	AA (4)	8,631,275
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A	2,555,050
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AAA	9,310,226
	FSA Insured (UB)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	4,473,650
	Series 2007-1A, 4.500%, 6/01/23

75,635	Total New Jersey			79,854,095

	New Mexico – 0.8% (0.5% of Total Investments)
600	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000D-2,	3/10 at 102.50	AAA	608,340
	6.850%, 9/01/31 (Alternative Minimum Tax)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AAA	6,339,254
	1997, 6.000%, 2/01/27 – FSA Insured

6,185	Total New Mexico			6,947,594

	New York – 15.4% (9.4% of Total Investments)
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2004A:
1,000	5.250%, 7/01/22	7/14 at 100.00	A+	1,042,230
500	5.250%, 7/01/24	7/14 at 100.00	A+	517,695
1,025	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/14 at 100.00	AAA	1,136,541
	2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	2,098,860
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/20
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,395,710
	2005F, 5.000%, 3/15/24 – AMBAC Insured
6,915	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AA	6,033,476
	4.500%, 2/15/47 – MBIA Insured (UB)
6,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	6,157,920
	2005, 5.250%, 10/01/35
5,100	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006F,	11/16 at 100.00	AA	4,481,064
	4.250%, 5/01/33 – MBIA Insured (UB)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,000	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	7,031,080
5,000	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	5,009,300
3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AA	3,817,632
	5.000%, 11/15/30 – AMBAC Insured
5,780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	5,695,554
	5.000%, 11/15/30
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	3,029,520
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa1	2,310,812
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa1	2,156,826
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa1	2,533,740
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa1	1,424,964
12,500	New York City, New York, General Obligation Bonds, Fiscal Series 2003D,	10/13 at 100.00	AA	12,918,188
	5.250%, 10/15/22 (UB)
525	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AAA	546,620
4,475	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AAA	4,998,575
	(Pre-refunded 6/01/13)
6,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	6,278,790
7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M,	4/15 at 100.00	AA	8,122,185
	5.000%, 4/01/24 (UB)
11,515	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA	11,152,738
	5.000%, 11/15/44 – AMBAC Insured (UB)
650	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	BBB	658,957
	6.500%, 6/01/35
1,350	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	AAA	1,466,789
	6.500%, 6/01/35 (Pre-refunded 6/01/10)
7,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	7,592,548
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,576,797
	2004A-1, 5.000%, 3/15/26 – FGIC Insured
4,750	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/14 at 101.00	AA–	4,821,915
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – XLCA Insured
2,720	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	2,781,880
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26
9,515	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	9,770,478
	Series 2002B, 5.000%, 11/15/22

133,395	Total New York			134,559,384

	North Carolina – 1.5% (0.9% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,
	Series 2003G:
5,785	5.250%, 6/01/22 (UB)	6/13 at 100.00	AA+	5,994,099
3,475	5.250%, 6/01/23 (UB)	6/13 at 100.00	AA+	3,588,389
2,140	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,642,835
	Bonds, Series 2008, Trust 1149, 12.043%, 1/15/47 (IF)
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,029,158
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National	8/15 at 100.00	N/R	780,150
	Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)

13,540	Total North Carolina			13,034,631

	North Dakota – 1.2% (0.7% of Total Investments)
9,650	Dickinson, North Dakota, Health Care Facilities Revenue Bonds, BHS Long Term Care Inc., Series	2/10 at 102.00	Aa2 (4)	10,615,000
	1990, 7.625%, 2/15/20 (Pre-refunded 2/15/10) – RAAI Insured

	Ohio – 3.1% (1.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
275	5.125%, 6/01/24	6/17 at 100.00	BBB	245,174
2,850	5.875%, 6/01/30	6/17 at 100.00	BBB	2,465,136
2,745	5.750%, 6/01/34	6/17 at 100.00	BBB	2,272,476
6,285	5.875%, 6/01/47	6/17 at 100.00	BBB	5,106,185
4,265	Franklin County, Ohio, Hospital Revenue and Improvement Bonds, Children’s Hospital Project,	5/11 at 101.00	Aa2 (4)	4,611,190
	Series 2001, 5.500%, 5/01/28 (Pre-refunded 5/01/11) – AMBAC Insured
2,720	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	AA	2,877,733
665	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A–	688,621
	Obligated Group, Series 2000A, 6.125%, 11/15/16
1,335	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	1,453,308
	Obligated Group, Series 2000A, 6.125%, 11/15/16 (Pre-refunded 11/15/10)
7,000	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	A3 (4)	7,612,220
	Health System, Series 2000, 6.500%, 10/01/30 (Pre-refunded 10/01/10)

28,140	Total Ohio			27,332,043

	Oklahoma – 2.7% (1.6% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB	462,305
1,050	5.375%, 9/01/36	9/16 at 100.00	BBB	935,372
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,550,925
	7/01/24 – AMBAC Insured
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
8,150	5.000%, 2/15/37	2/17 at 100.00	AA–	7,803,707
1,335	5.000%, 2/15/42	2/17 at 100.00	AA–	1,262,496
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	9,250,565
	System, Series 2006, 5.000%, 12/15/36 (UB)
65	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	44,675
	System, Series 2006, Trust 3500, 12.105%, 12/15/36 (IF)

24,635	Total Oklahoma			23,310,045

	Oregon – 0.6% (0.3% of Total Investments)
2,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AAA	2,107,195
	5.000%, 5/01/24 – FSA Insured
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AAA	2,737,250
	5.000%, 11/15/21 (Pre-refunded 11/15/14)

4,560	Total Oregon			4,844,445

	Pennsylvania – 4.7% (2.8% of Total Investments)
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	794,878
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall
	College, Series 2003C:
1,340	5.250%, 4/15/15	4/13 at 100.00	A+	1,421,552
1,960	5.250%, 4/15/17	4/13 at 100.00	A+	2,053,394
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,013,650
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AA	2,629,883
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Series 2008, Trust 2982:
4,505	5.000%, 9/01/21 – FSA Insured (UB)	9/14 at 100.00	AAA	4,619,450
4,735	5.000%, 9/01/22 – FSA Insured (UB)	9/14 at 100.00	AAA	4,834,317
8,405	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue	10/08 at 103.00	N/R	8,048,460
	Bonds, Cricket Court Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)
14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	15,289,540
	District, Series 2003, 5.250%, 6/01/24 (Pre-refunded 6/01/13) – FSA Insured

39,550	Total Pennsylvania			40,705,124

	Puerto Rico – 0.3% (0.2% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	A+	2,473,925
	5.250%, 8/01/57

	South Carolina – 7.2% (4.4% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	8,673,886
	GROWTH, Series 2004, 5.250%, 12/01/24
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
5,090	5.250%, 12/01/18 (UB)	12/13 at 100.00	AA	5,318,465
3,595	5.250%, 12/01/20 (UB)	12/13 at 100.00	AA	3,721,544
1,865	5.250%, 12/01/21 (UB)	12/13 at 100.00	AA	1,920,745
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19 (Pre-refunded 5/01/14)	5/14 at 100.00	A+ (4)	2,027,575
2,400	5.500%, 5/01/24 (Pre-refunded 5/01/14)	5/14 at 100.00	A+ (4)	2,634,144
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
13,345	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	15,262,543
1,655	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,886,253
4,150	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	No Opt. Call	BBB (4)	4,664,227
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30 (ETM)
	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement
	Asset-Backed Bonds, Series 2001B:
7,975	6.000%, 5/15/22 (Pre-refunded 5/15/12)	5/12 at 100.00	BBB (4)	8,445,685
7,500	6.375%, 5/15/28 (Pre-refunded 5/15/16)	5/16 at 100.00	BBB (4)	8,207,175

57,990	Total South Carolina			62,762,242

	Tennessee – 1.5% (0.9% of Total Investments)
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	5,824,192
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A–	788,364
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	363,916
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,300	5.500%, 11/01/37	11/17 at 100.00	N/R	1,184,196
3,000	5.500%, 11/01/46	11/17 at 100.00	N/R	2,668,350
2,105	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%,	7/13 at 100.00	AA	2,120,493
	7/01/34 (Alternative Minimum Tax)

19,315	Total Tennessee			12,949,511

	Texas – 15.3% (9.4% of Total Investments)
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	2,260,600
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
3,203	Austin Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing Revenue	12/10 at 105.00	Aaa	3,364,495
	Bonds, Fairway Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	7,851,410
	4.250%, 8/15/36 (UB)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	Caa1	1,734,212
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
175	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	183,818
	Schoolhouse and Refunding Bonds, Series 2000, 6.000%, 2/15/16
655	Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/10 at 105.00	AAA	677,100
	Series 2000A, 6.700%, 9/01/33 (Alternative Minimum Tax)
2,395	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	AA	2,500,284
	AMBAC Insured
580	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	AA (4)	603,235
	AMBAC Insured (ETM)
19,125	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%, 2/15/15	8/10 at 100.00	AA (4)	20,327,389
	(Pre-refunded 8/15/10) – MBIA Insured
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AA	3,652,040
	2001B, 5.250%, 11/15/40 – MBIA Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	5,102,050
	5/15/25 – MBIA Insured
6,000	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001B, 5.500%, 3/01/15 –	3/11 at 100.00	AAA	6,358,800
	FSA Insured
4,250	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30	7/10 at 100.00	AAA	4,507,210
	(Pre-refunded 7/01/10) – FSA Insured
4,660	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	3,629,954
	2007, Residuals 07-1001, 9.205%, 8/01/43 (IF)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	No Opt. Call	BBB–	1,900,280
2,800	5.125%, 8/15/26	No Opt. Call	BBB–	2,535,008
1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AA	1,549,774
	Corporation, Series 2003C, 5.250%, 5/15/23 – AMBAC Insured
245	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	AA (4)	268,069
	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured
3,155	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	AA	3,229,774
	5.250%, 5/15/24 – AMBAC Insured
5,650	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	5,455,584
	5.750%, 1/01/38
5,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	3,422,600
	Series 2007, Rites-PA-1449, 10.138%, 2/15/32 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Caa1	1,385,640
	2001C, 5.200%, 5/01/28
12,130	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	11,555,281
	Series 2007A, 5.000%, 2/15/36 (UB)
10,810	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	11,606,697
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1 7.625%, 12/20/32
4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist	11/10 at 101.00	A+ (4)	4,416,640
	Health System – Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30 (Pre-refunded 11/15/10)
5,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	5,354,300
	1999, 5.250%, 3/01/17 – FSA Insured
4,000	Texas A&M University, Financing System Revenue Bonds, Series 1999, 5.550%, 5/15/29	5/09 at 100.00	AA+ (4)	4,124,080
	(Pre-refunded 5/15/09) – MBIA Insured
25,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	No Opt. Call	AA	9,777,000
	2002A, 0.000%, 8/15/24 – AMBAC Insured
2,500	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	1,944,200
	Residuals 1873, 10.670%, 4/01/33 (IF)
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,391,675
	2005, 5.000%, 7/01/20

154,328	Total Texas			133,669,199

	Utah – 0.1% (0.0% of Total Investments)
470	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/28	1/09 at 101.00	AAA	480,984
	(Alternative Minimum Tax)

	Virginia – 0.6% (0.4% of Total Investments)
4,765	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	5,064,194
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)

	Washington – 2.9% (1.8% of Total Investments)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	2,706,975
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	6/14 at 100.00	A2	3,223,469
	5.375%, 12/01/20 – MBIA Insured
5,000	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.250%,	12/11 at 100.00	AA	5,122,950
	12/01/26 – MBIA Insured
4,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aa3	4,803,438
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	2,870,122
	6/01/24 – MBIA Insured
11,000	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	6,329,510

32,855	Total Washington			25,056,464

	Wisconsin – 3.7% (2.3% of Total Investments)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AA (4)	1,090,760
750	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AA (4)	818,070
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,019,450
	Inc., Series 2001, 6.000%, 7/01/21
9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	9,165,330
	Series 2003, 6.400%, 4/15/33
2,175	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	2,241,490
	Series 2001, 6.125%, 10/01/16
790	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	672,883
	Healthcare, Series 2006, 5.000%, 5/01/32
6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,794,814
	Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22 (Pre-refunded 9/01/13)
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	4,192,503
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,657,675
	Healthcare System, Series 2006, 5.250%, 8/15/34
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,821,355
	Services Inc., Series 2003A, 5.250%, 8/15/25
	Wisconsin, General Obligation Bonds, Series 2004-3:
175	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	Aa3	185,232
1,265	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA–	1,322,603
1,545	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/19 (Pre-refunded 5/01/14) –	5/14 at 100.00	Aaa	1,703,656
	FGIC Insured

32,720	Total Wisconsin			32,685,821

	Wyoming – 0.4% (0.3% of Total Investments)
3,900	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	3,467,642
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 1,585,666	Total Long-Term Investments (cost $1,415,697,980) – 160.8%			1,404,419,458

	Short-Term Investments – 2.8% (1.7% of Total Investments)
$ 5,000	Chaffey Community College District, Bernardino County, California, General Obligation Bonds,		A-1	5,000,000
	Tender Option Bond Trust 1132, Variable Rate Demand Obligations, 3.500%, 2/01/13 –
	MBIA Insured (6)
12,251	King County, Washington, Sewer Revenue Bonds, Series 2001, Trust 554, Variable Rate Demand		A-1	12,250,500
	Obligations, 4.250%, 1/01/19 – FGIC Insured (6)
2,374	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland		A-1+	2,374,000
	Health, Series 2006A, Variable Rate Demand Obligations, 4.000%, 1/01/14 – MBIA Insured (6)
3,415	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Variable Rate		A-1+	3,415,000
	Demand Series 2003G, Variable Rate Demand Obligations, 4.000%, 1/01/18 (6)
1,665	Ohio Air Quality Development Authority, Pollution Control Revenue Bonds, Dayton Power and		VMIG-1	1,665,000
	Light Company Project, Trust 1219, Variable Rate Demand Obligations, 5.500%, 1/01/34 –
	FGIC Insured (6)

$ 24,705	Total Short-Term Investments (cost $24,705,000)			24,704,500

	Total Investments (cost $1,440,402,480) – 163.6%			1,429,123,958

	Floating Rate Obligations – (17.9)%			(156,259,000)

	Other Assets Less Liabilities – 1.9%			16,038,486

	Preferred Shares, at Liquidation Value – (47.6)% (7)			(415,450,000)

	Net Assets Applicable to Common Shares – 100%			$873,453,444

Forward Swaps outstanding at July 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)

Royal Bank of Canada	$23,000,000	Receive	3-Month USD-LIBOR	5.320%	Semi-Annually	1/15/09	1/15/38	$(918,638)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of investment, with an aggregate market value of $529,853, has been pledged to collateralize the net payment obligations under forward swap contracts.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Preferred Shares, at Liquidation Value as a percentage of total investments is (29.1)%.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $1,283,009,275.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 42,335,886
Depreciation	(52,477,045)

Net unrealized appreciation (depreciation) of investments	$(10,141,159)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008